Fair value measurement - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	€ 637,765	€ 811,122
Other current financial assets	109,918	320,894
Level 1
Disclosure of financial assets [line items]
Financial assets	24,592	30,076
Other current financial assets	24,592	30,076
Level 2
Disclosure of financial assets [line items]
Financial assets	530,945	565,319
Other current financial assets	6,474	78,470
Level 3
Disclosure of financial assets [line items]
Financial assets	82,228	215,727
Other current financial assets	78,852	212,348
FVPL
Disclosure of financial assets [line items]
Financial assets	85,441	293,701
Other current financial assets	81,420	289,743
FVOCI
Disclosure of financial assets [line items]
Financial assets	42,317	49,306
Other current financial assets	24,332	26,852
Amortized cost
Disclosure of financial assets [line items]
Financial assets	510,007	468,115
Other current financial assets	4,166	4,299
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	17,985	22,454
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	17,985	22,454
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVOCI
Disclosure of financial assets [line items]
Financial assets	17,985	22,454
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	255,040	254,321
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	255,040	254,321
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	255,040	254,321
Trade receivables
Disclosure of financial assets [line items]
Financial assets	217,208	177,213
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	217,208	177,213
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	217,208	177,213
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	37,614	36,240
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	34,238	32,861
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	3,376	3,379
Other non-current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	4,021	3,958
Other non-current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	33,593	32,282
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	109,918	320,894
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	24,592	30,076
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	6,474	78,470
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	78,852	212,348
Other current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	81,420	289,743
Other current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	24,332	26,852
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,166	4,299
Insurance contracts
Disclosure of financial assets [line items]
Other current financial assets	27,525	114,975
Insurance contracts | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Insurance contracts | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Insurance contracts | Level 3
Disclosure of financial assets [line items]
Other current financial assets	27,525	114,975
Insurance contracts | FVPL
Disclosure of financial assets [line items]
Other current financial assets	27,525	114,975
Insurance contracts | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Insurance contracts | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity
Disclosure of financial assets [line items]
Other current financial assets	20,008	18,311
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	20,008	18,311
Private equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	20,008	18,311
Private equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds
Disclosure of financial assets [line items]
Other current financial assets	18,734	20,329
Money market funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	16,700	17,742
Money market funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,034	2,587
Money market funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	2,034	2,587
Money market funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	16,700	17,742
Money market funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	13,748	12,129
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	13,748	12,129
Real estate funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	13,748	12,129
Real estate funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	9,485	13,644
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	274	259
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	9,211	13,385
Private debt | FVPL
Disclosure of financial assets [line items]
Other current financial assets	9,485	13,644
Private debt | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	8,360	46,761
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	10,116
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	8,360	36,645
Hedge funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	8,360	46,761
Hedge funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets		0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	7,632	73,127
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	7,632	9,110
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	47,114
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	16,903
Fixed income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	64,017
Fixed income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	7,632	9,110
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	2,200	2,224
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	2,200	2,224
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	2,200	2,224
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	1,966	2,075
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	1,966	2,075
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	1,966	2,075
Equity
Disclosure of financial assets [line items]
Other current financial assets	260	14,592
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	260	497
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	14,095
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	260	14,592
Equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Commodities
Disclosure of financial assets [line items]
Other current financial assets	0	2,727
Commodities | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	2,727
Commodities | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Commodities | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Commodities | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	2,727
Commodities | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Commodities | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 0	€ 0